Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Research and development
External research and development expenses	27,562	22,777	16,019
Employee expenses (1) (3)	7,216	6,771	4,119
Depreciation	21	35	33
Other expenses	217	238	313
Total research and development expenses	35,016	29,821	20,484

General and administrative
External costs	10,182	7,692	7,785
Employee expenses (2) (3)	4,820	3,429	2,271
Depreciation	294	280	14
Total general and administrative expenses	15,296	11,401	10,070
Total operating expenses	50,312	41,222	30,554

(1) Included in employee expenses is share-based compensation expense of $0.5 million, $1.4 million and $1.0 million for the years ended December 31, 2024, 2023 and 2022, respectively, relating to employees in the research and development department.

(2) Included in employee expenses is share-based compensation expense of $0.7 million, $0.9 million and $0.7 million for the years ended December 31, 2024, 2023 and 2022, respectively, relating to employees in the general and administrative department.

(3) Includes termination expenses incurred in the year ended December 31, 2024.